Debt (Tables)	6 Months Ended
Dec. 31, 2025
Debt [Abstract]
Schedule of Long-Term Debt
	As of June 30,	As of December 31,
	2025	2025
	RMB	RMB
Total debt, net of deferred finance charges	-	1,918
Less: Current portion of long-term debt, net of deferred finance charges	-	758
Long-term debt, net of deferred finance charges	-	1,160

Schedule of Debt
	As of June 30,	As of December 31,
	2025	2025
	RMB	RMB
Total debt, gross	-	2,298
Less: Deferred finance charges	-	380
Total debt, net of deferred finance charges	-	1,918

Schedule of Outstanding Debt

The outstanding debt as of December 31, 2025, is repayable as follows:

RMB
Year ending December 31:
2026	976
2027	752
2028	501
2029	69
Total	2,298
Less: Deferred finance charges	380
Total debt, net of deferred finance charges	1,918